MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2019
Mineral Properties
MINERAL PROPERTIES

As at December 31, 2019 and December 31, 2018, the Company has capitalized the following acquisition, exploration and evaluation costs on its mineral properties:

	Balance December 31, 2018	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Option payments received and expenditures recovered	Currency translation adjustments	Disposal or write-down of mineral properties	Balance December 31, 2019
Springpole	$73,378	$347	$950	$1,058	$488	$554	$-	$-	$-	$76,775
Goldlund	96,604	3	726	1,085	240	236	-	-	-	98,894
Hope Brook	19,581	20	213	105	41	111	-	-	-	20,071
Cameron	27,032	56	87	126	16	57	-	-	-	27,374
Pickle Crow	16,754	31	88	46	2,376	18	(50)	-	-	19,263
Duquesne	5,091	2	3	35	1	1	-	-	-	5,133
Pitt	2,082	-	-	2	-	-	-	-	-	2,084
Others(1)	2,559	3	17	27	8	1	-	-	-	2,615
Canada Total	$243,081	$462	$2,084	$2,484	$3,170	$978	$(50)	$-	$-	$252,209
Miranda	-	-	-	-	-	-	-	-	-	-
Socorro	-	-	-	-	-	-	-	-	-	-
San Ricardo	-	-	-	-	-	-	-	-	-	-
Las Margaritas	244	43	22	34	-	-	(179)	(10)	-	154
Others(2)	-	-	-	-	-	-	-	-	-	-
Mexico Total	$244	$43	$22	$34	$-	$-	$(179)	$(10)	$-	$154
USA	804	46	-	-	-	-	(25)	(32)	(341)	452
Total	$244,129	$551	$2,106	$2,518	$3,170	$978	$(254)	$(42)	$(341)	$252,815

	Balance December 31, 2017	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Option payments received and expenditures recovered	Currency translation adjustments	Disposal or write-down of mineral properties	Balance December 31, 2018
Springpole	$70,398	$237	$1,048	$657	$479	$559	$-	$-	$-	$73,378
Goldlund	93,807	2	928	1,045	596	226	-	-	-	96,604
Hope Brook	18,665	123	459	136	116	82	-	-	-	19,581
Cameron	26,676	39	193	57	39	28	-	-	-	27,032
Pickle Crow	16,496	50	92	58	36	22	-	-	-	16,754
Duquesne	5,053	6	4	27	-	1	-	-	-	5,091
Pitt	2,080	-	-	1	-	1	-	-	-	2,082
Others(1)	2,515	2	10	21	9	2	-	-	-	2,559
Canada Total	$235,690	$459	$2,734	$2,002	$1,275	$921	$-	$-	$-	$243,081
Miranda	810	48	18	9	1	-	-	76	(962)	-
Socorro	782	107	3	4	-	-	-	77	(973)	-
San Ricardo	969	140	1	6	-	4	-	96	(1,216)	-
Las Margaritas	183	41	4	25	4	1	(33)	19	-	244
Others(2)	739	195	7	7	-	1	-	81	(1,030)	-
Mexico Total	$3,483	$531	$33	$51	$5	$6	$(33)	$349	$(4,181)	$244
USA	698	43	-	-	-	-	-	63	-	804
Total	$239,871	$1,033	$2,767	$2,053	$1,280	$927	$(33)	$412	$(4,181)	$244,129

(1)	Other mineral properties in Canada as at December 31, 2019 and December 31, 2018 include the mining claims and concessions located in the Township of Duparquet, Quebéc, which are near the Company’s Duquesne gold project and the Duparquet gold project (in which the Company holds a 10% indirect interest).

(2)	Other mineral properties in Mexico as at December 31, 2019 and December 31, 2018 include Puertecitos, Los Tamales, Geranio, El Apache, El Roble, Batacosa and Lachatao. A write-down of these properties to $nil was recorded during the year ended December 31, 2018.

The Company has various underlying agreements and commitments with respect to its Canadian mineral properties, which define annual or future payments in connection with royalty buy-backs or maintenance of property interests.

Subsequent to the end of the year, on January 27, 2020, the Company entered into a binding term sheet (the “Term Sheet”) with Auteco Minerals Ltd (“Auteco”) whereby Auteco may earn up to an 80% interest in the Pickle Crow project (the “Earn-In”). On March 12, 2020, the Company and Auteco executed a definitive Earn-In Agreement (the “Earn-In Agreement”), which replaced the Term Sheet. Pursuant to the Earn-In Agreement, Auteco can earn a full 80% equity interest in the PC Gold, the entity which owns the Pickle Crow Project by (a) incurring a total of $10,000 in exploration expenditures over five years, (b) making cash payments to First Mining totaling $4,100 (of which the Company has received $100 to date), and (c) issuing 125 million shares of Auteco to First Mining. First Mining will also retain a 2% Net Smelter Returns (“NSR”) Royalty, 1% of which can be bought back for USD $2,500,000. During the term of the Earn-In Agreement, Auteco will be responsible for all program costs.

On August 21, 2019, the Company entered into an option agreement (the “Momentum Option Agreement”) with Momentum Minerals Ltd. (“Momentum”), a private company, granting Momentum the right to earn a 100% interest in First Mining’s Turquoise Canyon property (“Turquoise Canyon”) located in Nevada, U.S. Under the terms of the Momentum Option Agreement, Momentum can elect to make either annual share or cash payments to the Company for aggregate consideration of $500 over the four year option period. In addition, as per the terms of the Momentum Option Agreement, beginning in 2020, Momentum will also be responsible for paying all annual concession tax payments with respect to Turquoise Canyon to the Nevada State land management authorities. In addition to the payment terms outlined above, Momentum will be required to incur exploration expenditures on Turquoise Canyon totaling $750 over the four-year option period, incurring at least $50 in year one and $100 in year two. Upon completion of all payment and expenditure obligations, Momentum will obtain 100% ownership of Turquoise Canyon and First Mining will retain a 2% NSR royalty. Momentum will have the right to buy back 1% of the NSR royalty for $1,000 up until the first anniversary of the commencement of commercial production at Turquoise Canyon. During the year December 31, 2019, the Company received initial consideration in cash of $25 under the terms of the Momentum Option Agreement and recorded a write-down of Turquoise Canyon amounting to $341 (2018 - $nil), based on the recoverable amount indicated by the Momentum Option Agreement. As at December 31, 2019, the carrying value of the Turquoise Canyon property is $452 (December 31, 2018 - $804).

On July 30, 2018, the Company entered into an option agreement (the “Gainey Option Agreement”) with Gainey Capital Corp. (“Gainey”), granting Gainey the right to earn a 100% interest in First Mining’s Las Margaritas gold project (“Las Margaritas”) located in the State of Durango in Mexico. Under the terms of the Gainey Option Agreement, Gainey can elect to make either annual share or cash payments to the Company for aggregate consideration of between $900 and $1,015 over the four year option period. In addition, as per the terms of the Gainey Option Agreement, Gainey will make annual payments of USD$25,000 in September 2018 (paid), September 2019 (remains unpaid), September 2020 and USD$250,000 in September 2021 in connection with an existing agreement on Las Margaritas, and exploration expenditures totaling USD$1,000,000 over the four year option period on Las Margaritas. Upon completion of the four year option period, Gainey obtains a 100% ownership interest in Las Margaritas, except that First Mining will retain a 2% NSR royalty interest, with Gainey having the right to buy back 1% of the NSR royalty interest for USD$1,000,000 up until the first anniversary of the commencement of commercial production at Las Margaritas. During the year ended December 31, 2019, the Company received initial consideration in the form of Gainey shares with a fair value of $171 on the date of receipt and cash of $12 relating to value-added tax in Mexico under the terms of the Gainey Option Agreement. As at December 31, 2019, the carrying value of the Las Margaritas property is $154 (December 31, 2018 - $244).